Pay vs Performance Disclosure - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (6,461)	$ (5,383)	$ (3,552)	$ 2,625	$ (1,733)	$ (1,672)	$ (8,935)	$ (3,405)	$ (15,396)	$ (780)